RECEIVABLES - Schedule of receivables (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
RECEIVABLES [abstract]
Taxes receivable	$ 22,014	$ 65,476	$ 12,138
Trade receivable	423,083	69,692	0
Allowance for doubtful accounts	(1,975)	(55,215)	0
RECEIVABLES	$ 443,122	$ 79,953	$ 12,138